Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Timing Considerations. Historically, our practice has been to consider stock-based awards at the quarterly director meetings, as opposed to granting options and stock awards throughout the year. Beginning in 2025 and consistent with our annual compensation cycle, the Board has adopted a practice going forward of generally making annual grants on or around March 15th, other than grants for new hires, promotions or pursuant to the terms of an employment contract. By making our grant determinations at specific times each year, we avoid even an appearance of coordinating grants with release dates of material information not previously disclosed to the public. To date, awards have consisted primarily of restricted stock awards (“RSAs”). Under our Incentive Compensation Program for fiscal year 2025 and future years, payouts are expected to be rendered partly in cash and partly in the form of RSAs, and as an incremental longer-term compensation element, our Compensation Committee expects for fiscal year 2025 and future years to grant annual PSUs under the Incentive Compensation Program. See “Long-Term Stock Incentive Compensation” above. Our non-employee directors receive a portion of their director fees in RSAs each year, which pursuant to the practice described above are to be issued on the same annual timing in March as awards for employees. See “Director Compensation” below. The timing of any equity-based awards in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). As a result, in all cases, the timing of grants occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. No stock options were issued to any Named Executive Officer in 2024 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Please refer to the tables on pages 40-41 for a summary of Grants of Plan-Based Awards During 2024, Outstanding Equity Awards at December 31, 2024 and Stock Awards Vested During 2024.

Award Timing Method	Equity Grant Timing Considerations. Historically, our practice has been to consider stock-based awards at the quarterly director meetings, as opposed to granting options and stock awards throughout the year. Beginning in 2025 and consistent with our annual compensation cycle, the Board has adopted a practice going forward of generally making annual grants on or around March 15th, other than grants for new hires, promotions or pursuant to the terms of an employment contract. By making our grant determinations at specific times each year, we avoid even an appearance of coordinating grants with release dates of material information not previously disclosed to the public. To date, awards have consisted primarily of restricted stock awards (“RSAs”). Under our Incentive Compensation Program for fiscal year 2025 and future years, payouts are expected to be rendered partly in cash and partly in the form of RSAs, and as an incremental longer-term compensation element, our Compensation Committee expects for fiscal year 2025 and future years to grant annual PSUs under the Incentive Compensation Program. See “Long-Term Stock Incentive Compensation” above. Our non-employee directors receive a portion of their director fees in RSAs each year, which pursuant to the practice described above are to be issued on the same annual timing in March as awards for employees. See “Director Compensation” below. The timing of any equity-based awards in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). As a result, in all cases, the timing of grants occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. No stock options were issued to any Named Executive Officer in 2024 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false